Finance Income and Costs - Summary of Analysis of Finance Costs (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Finance Income [Abstract]
Interest expenses due to financial institutions	€ 2,564	€ 1,857	€ 1,803
Interests expenses related to lease liabilities	2,877	2,584	2,613
Other interest expenses	1,033	276	1,546
Financial institution commissions	2,067	2,069	1,869
Total	€ 8,541	€ 6,786	€ 7,831